Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Common Stock Warrants Tables
Summary of information Common Stock Warrants outstanding

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.00001 – $1.45	30,690,000	4.91 years	$0.24407	30,690,000	$0.24407

fair value of warrant grant is estimated weighted Average Assumptions
	December 31,	December 31,
	2016	2015

Average risk-free interest rates	N/A	1.75%
Average expected life (in years)	N/A	9.22

Summary of Activity Outstanding Common stock warrants

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2014	50,591,455	$0.1443
Warrants expired	(50,000)	(0.25)
Warrants granted	7,050,000	0.0784
Warrants exercised	(4,000,000)	(0.00001)
Balance, December 31, 2015	53,591,455	$0.1463
Warrants cancelled	(351,455)	(0.18)
Warrants expired	(300,000)	(0.96)
Warrants exercised	(22,250,000)	(0.00001)
Balance, December 31, 2016	30,690,000	$0.24407

Exercisable, December 31, 2016	30,690,000	$0.24407